Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss	6 Months Ended
Jun. 30, 2019
Non trading financial assets mandatory at fair value through profit or loss Abstract
Disclosure of Non trading financial assets mandatory at fair value through profit or loss Explanatory

10. Non-trading financial assets mandatorily at fair value through profit or loss

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2019	December 2018
Equity instruments	6.2.1	3.711	3.095
Debt securities	6.2.1	155	237
Loans and advances	6.2.1	1.052	1.803
Total		4.918	5.135